Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income:
Total	[1]	¥ 3,366,500	¥ 2,877,100	¥ 3,384,100
Expenses:
Interest expense		889,936	601,712	495,407
Equity in undistributed net income of subsidiaries		24,342	26,785	28,969
Income tax expense		237,604	91,244	346,542
Net income attributable to MHFG shareholders		577,608	362,440	850,492
Parent Company
Income:
Management fees from subsidiaries		47,945	48,594	39,267
Interest income on loans and discounts		68,869	39,359	9,630
Other income		52,672	21,054	1,855
Total		425,530	437,155	343,636
Expenses:
Operating expenses		38,661	38,927	31,063
Interest expense		74,227	48,594	15,144
Other expense		6,329	7,708	5,973
Total		119,217	95,229	52,180
Equity in undistributed net income of subsidiaries		272,852	21,251	559,553
Income before income tax expense		579,165	363,177	851,009
Income tax expense		1,557	737	517
Net income attributable to MHFG shareholders		577,608	362,440	850,492
Parent Company | Banking Subsidiary
Income:
Dividends from subsidiaries and affiliated companies		227,057	300,530	272,070
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Dividends from subsidiaries and affiliated companies		¥ 28,987	¥ 27,618	¥ 20,814

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.